Summary of critical accounting judgments and key sources of estimation uncertainty - Revenue from contracts with customers (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of performance obligations [abstract]
Judgements affecting determination of performance obligations	A good or service that is promised to a customer is distinct if both of the following criteria are met: (a) the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer; and (b) the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. The Group determined that the performance obligations identified -(i) the grant of a right to use the Apraglutide intellectual property license in Japan, (ii) to conduct development services, and (iii) to provide manufacturing and supply of Apraglutide for commercial purposes - are each capable of being distinct.